Note 16 - Tax Expense - Reconciliation of Tax Rate (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Profit for the year		$ 13,756	$ 11,896	$ 11,085
Total tax expense		7,445	8,691	7,717
Profit before tax		21,201	20,587	18,802
Income tax at Company's domestic tax rate (1)	[1]
Tax rate differences in foreign jurisdictions (2)	[2]	6,465	6,546	6,293
Management fee – Withholding tax on deemed dividend portion (3)	[3]	337	538
Management fee – non-deductible deemed dividend (3)	[3]	579	925
Management fee – non-deductible withholding tax current year (4)	[4]	96	427	427
Management fee – non-deductible withholding tax prior year (5)	[5]	(664)
Withholding tax on intercompany dividend		110	90	49
Non-deductible royalty expenses		882	901	753
Other non-deductible expenditure		137	107	64
Export incentive income credit 2016	[3]		(284)
Export incentive income exemption (6)	[3],[6]	(1,649)	(630)
Change in unrecognised deferred tax assets		76	116	82
Zimbabwe Area [member]
Statement Line Items [Line Items]
Change in tax estimates	[7]	795
SOUTH AFRICA
Statement Line Items [Line Items]
Change in tax estimates	[8]	220
Other [member]
Statement Line Items [Line Items]
Change in tax estimates		$ 61	$ (45)	$ 49

[1]	Enacted tax rate in Jersey, Channel Islands is 0% (2017: 0%; 2016: 0%)
[2]	Subsidiaries registered in Zimbabwe and South Africa are subject to a corporate tax rate of 25,75% and 28% respectively.
[3]	Zimbabwean tax legislation changed during 2017 that gave rise to an additional withholding tax of 15% (2017:15%) on a portion of the intercompany management fee considered to be a deemed dividend. The new legislation resulted in this portion of the management fee being not deductible for income tax purposes in Zimbabwe from January 1, 2018.
[4]	5% (2017: 15%; 2016: 15%) withholding tax is charged on the management fee by the Zimbabwean revenue authority (“ZIMRA”). The management fee withholding tax is deducted from the taxable income not the income tax liability in the South African subsidiary, resulting in a portion not deducted from the South African income tax liability.
[5]	Withholding tax on the management fee was provided for and paid at 15% in 2017. However, in the second quarter of 2018 management obtained confirmation from the ZIMRA that the withholding tax rate was reduced to 5% from February 1, 2017. The ZIMRA allowed an amount of $395 to be offset against outstanding income tax liabilities in Zimbabwe. The overpayment of withholding taxes on the management fee also resulted in a change of estimate reducing the 2017 non-deductible withholding tax in the South African subsidiary amounting to $269, estimated at 15%, to 5%. The change in estimate was accounted for prospectively in the 2018 year.
[6]	On March 23, 2018, the ZIMRA enacted a new finance act that provided for the export credit incentive to be tax exempt. The 2018 finance bill indicated that the export incentive income will be tax exempt from June 1, 2017. The new finance bill resulted in an income tax credit being applied in the 2018 income tax calculation giving rise to a credit for the export incentive income of 2017.
[7]	During the second quarter of 2018 management revised its estimated management fee fair value previously deducted against taxable income in the prior years. Management approached ZIMRA, and reached a settlement on the amount allowed as a deduction. No penalties or interests were incurred.
[8]	Late 2015, the South African subsidiary, Caledonia Mining South Africa Proprietary Limited, concluded a Voluntary Disclosure Permission (“VDP”) agreement with the South African Revenue Services (“SARS”) for tax years before 2014. Subsequent income tax assessments from SARS, received during quarter 4 of 2018, indicated that a payment previously reported as a reduction of the income tax liability for tax years after concluding the VDP agreement pertained to the 2013 tax year. This resulted in an increase to the income tax liability estimate of $220, as at December 31, 2018.